Goodwill Goodwill Narrative (Details) - Segments [Domain] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013	Mar. 31, 2015	Jun. 11, 2014
Goodwill [Line Items]
Goodwill	$ 80,608	$ 220,554	$ 115,328	$ 201,347
Goodwill acquired through merger			86,400
Impairment	$ 7,600	(6,851)	0
Acquisitions		133,647	33,699
Long-term Debt		1,482,840	$ 896,668	$ 1,475,507
Fiberweb [Member]
Goodwill [Line Items]
Acquisitions		33,699
Companhia Providencia Industria e Comercio [Member]
Goodwill [Line Items]
Acquisitions		133,647
Companhia Providencia Industria e Comercio [Member]
Goodwill [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					71.25%
Senior Notes [Member]
Goodwill [Line Items]
Long-term Debt					$ 210,000
Debt Instrument, Interest Rate at Period End					6.875%
Argentina Subsidiary [Member]
Goodwill [Line Items]
Goodwill, Fair Value Disclosure		0
Restructuring Costs and Asset Impairment Charges		$ 6,900